REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 65,831	$ 52,786
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,037	31,967
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,794	20,819
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	306	246
Asset management | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Asset management | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	306	246
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,259	2,403
Real Estate | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	637	553
Real Estate | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,622	1,850
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,041	3,757
Renewable Power | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137	143
Renewable Power | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,904	3,614
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,204	8,611
Infrastructure | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137	160
Infrastructure | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,067	8,451
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,558	35,599
Private Equity | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,676	28,944
Private Equity | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,882	6,655
Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,463	2,170
Residential | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,450	2,167
Residential | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13	3
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate Activities | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate Activities | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0